Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of loss before income taxes consist of the following:
	2015	2014

Canadian	$(11,574)	$(6,042)
Foreign	(12,899)	(12,136)

Loss before income taxes	$(24,473)	$(18,178)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2014 – 26.0%) statutory tax rate, is:

	December 31,	December 31,
	2015	2014

Loss before income taxes	$(24,473)	$(18,178)
Statutory tax rate	26.0%	26.0%

Income tax expense (recovery) at Canadian statutory income tax rates	$(6,363)	$(4,726)
Change in valuation allowance	4,290	1,524
Permanent differences	447	369
Tax rate differences	291	1,445
Expiry of loss carryforwards	913	-
Effect of change in statutory tax rates	697	11
Adjustments to prior years	(504)	586
Other differences	218	840
Income tax expense (recovery)	$(11)	$49

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2015	2014

Deferred tax assets:
Tax loss carryforwards	$76,694	$71,914
Research and development deductions and investment tax credits	29,116	29,126
Tax values of depreciable assets in excess of accounting values	2,773	2,719
Share issue costs and other	544	406

Total deferred tax assets	109,127	104,165
Valuation allowance	(108,658)	(103,726)

Net deferred tax assets	$469	$439

Investment Tax Credits and Non-Capital Losses [Table Text Block]
The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2016	$1,064	$7,614
2017	975	3,469
2018	145	35,375
2019	501	6,306
2020	481	14,741
Thereafter until 2035	14,411	245,557

	$17,577	$313,062